S000057728 [Member] Investment Strategy - Morningstar International Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80‑100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large‑cap, mid‑cap, and small‑cap common stocks across the growth and value style spectrum. The Fund may use quantitative models to select equity securities based on certain shared characteristics as determined by the Fund’s adviser. To meet its objective, the Fund may invest in investment companies such as ETFs. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes, including to hedge its currency exposure, or as part of its investment strategies.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to ETFs and individual securities (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. At times, Morningstar may manage a significant portion of the Fund’s assets directly. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.